NET TRADING INCOME (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)		Dec. 31, 2016 COP ($)
Disclosure Of Net Trading Income [Line Items]
Net trading income	$ 179.3		$ 582,709	$ 561,362	[2]	$ 724,698	[2]
Trading securities [member]
Disclosure Of Net Trading Income [Line Items]
Fixed income securities			98,024	218,994		369,184
Equities			57,477	177,448		127,431
Net trading income			155,501	396,442		496,615
Derivatives
Disclosure Of Net Trading Income [Line Items]
Net trading income			427,208	164,920		228,083
Net income (loss) on financial derivatives			247,880	(75,224)		10,593
Other trading income			$ 179,328	$ 240,144		$ 217,490

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.